Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation of the financial statements [Abstract]
Basis of Preparation of the Financial Statements
Note 2 – Basis of Preparation of the Financial Statements

A.	Declaration of compliance with International Financial Reporting Standards (IFRS)

The consolidated financial statements were prepared by management of the Group in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were approved for issuance by the Company’s Board of Directors on April 19, 2021.

B.	Functional and presentation currency

These consolidated financial statements are presented in US dollars, which is Kenon’s functional currency, and have been rounded to the nearest thousands, except where otherwise indicated. The US dollar is the currency that represents the principal economic environment in which Kenon operates.

C.	Basis of measurement

The consolidated financial statements were prepared on the historical cost basis, with the exception of the following assets and liabilities:
•	Deferred tax assets and liabilities
•	Derivative instruments
•	Assets and liabilities in respect of employee benefits
•	Investments in associated companies
•	Long-term investment

For additional information regarding measurement of these assets and liabilities – see Note 3 “Significant Accounting Policies”.

D.	Use of estimates and judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

1.	Long-term investment

Following the sale of half of the Group’s remaining interest in Qoros (i.e. 12%) as described in Note 9.B.b.3, as at year end, the Group owns a 12% interest in Qoros. The long-term investment is a combination of the Group’s remaining 12% interest in Qoros and the non-current portion of the put option (as described in Note 9.B.b.2). The long-term investment is determined using a combination of market comparison technique based on market multiples derived from the quoted prices of comparable companies adjusted for various considerations, and the binomial model. Fair value measurement of the long-term investment takes into account the underlying asset’s price volatility. Changes in the economic assumptions and/or valuation technique could give rise to significant changes in the long-term investment.